Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expense included in the above:
Stock-based compensation expense	$ 4,220	$ 3,817	$ 5,206	$ 3,951
Cost of Revenue [Member]
Stock-based compensation expense included in the above:
Stock-based compensation expense	886	586	762	690
Sales and Marketing [Member]
Stock-based compensation expense included in the above:
Stock-based compensation expense	2,092	2,105	2,895	2,376
Research and Development [Member]
Stock-based compensation expense included in the above:
Stock-based compensation expense	553	392	539	373
General and Administrative [Member]
Stock-based compensation expense included in the above:
Stock-based compensation expense	$ 689	$ 734	$ 1,010	$ 512